Income Taxes - Schedule Of Income Tax Provision (Detail) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Current
Federal			$ 0	$ 890,770
State			0	0
Deferred
Federal			(2,303)	(298,121)
State			0	0
Valuation allowance			2,303	298,121
Income tax provision	$ 638,273	$ 0	$ 0	$ 890,770